COST METHOD INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2008 Wuhan Lianzhong	Oct. 31, 2011 Zhongda Helian	Oct. 31, 2013 China Lion	Jan. 30, 2012 China Lion
Cost Method Investment
Investment of equity interest	$ 1,479,113	$ 1,296,307		$ 28,565	$ 62,909	$ 180,000	$ 1,200,000
Percentage of cost method investee owned				16.67%	10.00%	15.00%	15.67%
Impairment of the cost method investment	$ 0	$ 0	$ 0